(11) OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Member]
Statement Line Items [Line Items]
Advances - Fundacao CESP	R$ 7,851	R$ 7,533
Advances to suppliers	31,981	15,787
Pledges, funds and restricted deposits	159,291	106,925
Orders in progress	167,197	203,344
Services rendered to third parties	8,530	9,385
Energy pre-purchase agreements	0	0
Collection agreements	661	1,273
Prepaid expenses	80,599	65,668
GSF Insurance Premium	19,629	12,722
Receivables - CDE	242,906	213,552
Advances to employees	19,658	15,940
Indemnities for claims	15,684	19,281
Others	175,889	153,764
(-) Allowance for doubtful accounts (note 6)	(29,379)	(27,992)
Total	900,498	797,181
Noncurrent [Member]
Statement Line Items [Line Items]
Advances - Fundacao CESP	6,797	0
Advances to suppliers	0	0
Pledges, funds and restricted deposits	621,489	533,719
Orders in progress	5,062	0
Services rendered to third parties	0	0
Energy pre-purchase agreements	26,260	27,302
Collection agreements	0	0
Prepaid expenses	20,042	20,942
GSF Insurance Premium	17,359	28,935
Receivables - CDE	0	0
Advances to employees	0	0
Indemnities for claims	45,290	50,541
Others	97,893	104,815
(-) Allowance for doubtful accounts (note 6)	0	0
Total	R$ 840,192	R$ 766,253